ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	12 Months Ended
	Dec. 31, 2012 Shareholder	Sep. 30, 2013	Aug. 07, 2012	Dec. 31, 2011	Dec. 19, 2011
Condensed Financial Statements, Captions [Line Items]
Entity incorporation, date of incorporation	Dec. 19, 2011
Number of shareholders	12
Number of shares acquired by BVI entities	9,000,000	10,430,657	1,061,290	900,000	1,152,074
Business co-operation agreement, description	The Exclusive Business Cooperation Agreement shall remain in effect for ten years until it is terminated by WFOE with 30-day prior notice.
B V I Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Number of shares acquired by BVI entities	9,307,373
Percentage of ownership	90.00%
Common stock issued for post split	7,270,920
VIE Agreements [Member]
Condensed Financial Statements, Captions [Line Items]
Percentage of ownership	90.00%